Note 12 - Other Non-current Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about other non-current assets and other liabilities [text block]
	2021	2020
Other non-current assets
VAT receivable(1)	$1,676	$7,734
Non-current derivative assets(2)	2,460	8,339
Prepayments for property, plant and equipment	349	8,763
Reclamation deposits(3)	92	47,083
Receivable from Orion (note 7)	25,000	—
Long-term inventory	1,734	1,747
Other	773	3,435
Total other non-current assets	$32,084	$77,101

Other non-current liabilities
Long-term portion of lease obligations (note 16)	$14,053	$14,340
Post-retirement benefits	4,382	4,060
Non-current derivative liabilities(2)	990	3,141
Total other non-current liabilities	$19,425	$21,541